WOA ALL ASSET
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.2%
	EQUITY - 83.0%
22,419	iShares Core MSCI Emerging Markets ETF	$ 1,088,667
203,080	iShares Core MSCI Europe ETF	9,861,565
10,902	iShares Core S&P Small-Cap ETF	1,110,260
59,207	iShares MSCI Australia ETF	1,402,614
92,451	iShares MSCI France ETF	3,122,995
259,153	iShares MSCI Italy ETF	7,209,636
6,640	iShares MSCI Spain ETF	162,746
28,124	iShares MSCI Sweden ETF	941,873
67,291	iShares MSCI Switzerland ETF	2,886,111
2,471	iShares MSCI United Kingdom ETF	77,911
58,408	SPDR S&P 500 ETF Trust	23,811,773
50,895	Vanguard S&P 500 ETF	19,059,669
42,383	Vanguard Small-Cap ETF	8,310,882
		79,046,702
	FIXED INCOME - 16.2%
153,949	iShares 0-3 Month Treasury Bond ETF	15,451,861

	TOTAL EXCHANGE-TRADED FUNDS (Cost $75,114,440)	94,498,563

	TOTAL INVESTMENTS - 99.2% (Cost $75,114,440)	$ 94,498,563
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.8%	797,026
	NET ASSETS - 100.0%	$ 95,295,589

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor's Depositary Receipt